Earnings Per Share (Q3) (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The computation of income (loss) per share attributable to WM Technology, Inc. and weighted-average shares of the Company’s Class A Common Stock outstanding are as follows for the three months ended September 30, 2021 and for period from June 16, 2021 (Closing Date) to September 30, 2021 (amounts in thousands, except for share and per share amounts):

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Numerator:
Net income	$49,205	$73,773
Less: net income attributable to WMH LLC prior to the Business Combination	—	15,078
Less: net income attributable to noncontrolling interests after the Business Combination	28,370	33,597
Net income attributable to WM Technology, Inc. - Basic	20,835	25,098
Effect of dilutive securities:
Less: fair value change of Public and Private Placement Warrants, net of amounts attributable to noncontrolling interests	19,618	35,679
Net income (loss) attributable to WM Technology, Inc. - Diluted	$1,217	$(10,581)
Denominator:
Weighted average Class A Common Stock outstanding - Basic	64,216,732	64,149,699
Weighted average effect of dilutive securities:
Public Warrants[1]	2,558,783	3,718,232
Private Placement Warrants[1]	1,432,918	2,082,210
Restricted stock units[1]	95,939	—
Weighted average Class A Common Stock outstanding - Diluted	68,304,372	69,950,141

Net income (loss) per share of Class A Common Stock:
Net income per share of Class A Common Stock - Basic	$0.32	$0.39
Net income (loss) per share of Class A Common Stock - Diluted	$0.02	$(0.15)

1	Calculated using the treasury stock method.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The Company excluded the following securities from its computation of diluted shares outstanding, as their effect would have been anti-dilutive:

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Class A Units	65,502,347	65,502,347
Class P Units	25,679,122	25,679,122
Restricted stock units	—	3,858,945